Document and Entity Information	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-35629
Entity Registrant Name	TILE SHOP HOLDINGS, INC.
Entity Central Index Key	0001552800
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5538095
Entity Address, Address Line One	14000 Carlson Parkway
Entity Address, City or Town	Plymouth
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55441
City Area Code	763
Local Phone Number	852-2950
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TTSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false